Annual Total Returns[BarChart] - The Hartford Checks and Balances Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.58%)	13.56%	22.34%	8.47%	(0.37%)	7.47%	14.48%	(3.57%)	22.40%	13.04%